SCHEDULE OF BANK AND OTHER BORROWINGS (Details) - USD ($)		12 Months Ended
		Nov. 30, 2023	Nov. 30, 2022
Short-Term Debt [Line Items]
Total bank and other borrowings		$ 86,829,213	$ 101,091,296
Secured Debt [Member]
Short-Term Debt [Line Items]
Weighted average interest rate	[1]	2.28%
Weighted average years to maturity	[1]	2 years 2 months 15 days
Total bank and other borrowings		$ 79,404,299	95,391,347
Secured Debt [Member] | Fixed Rate Loans [Member]
Short-Term Debt [Line Items]
Weighted average interest rate	[1]	1.73%
Weighted average years to maturity	[1]	4 months 9 days
Total bank and other borrowings		$ 56,425,827	76,084,992
Secured Debt [Member] | Variable Rate Loans [Member]
Short-Term Debt [Line Items]
Weighted average interest rate	[1]	0.55%
Weighted average years to maturity	[1]	1 year 10 months 6 days
Total bank and other borrowings		$ 22,978,472	19,306,355
Unsecured Debt [Member]
Short-Term Debt [Line Items]
Weighted average interest rate	[1]	0.08%
Weighted average years to maturity	[1]	7 months 24 days
Total bank and other borrowings		$ 5,585,460	4,264,302
Unsecured Debt [Member] | Fixed Rate Loans [Member]
Short-Term Debt [Line Items]
Weighted average interest rate	[1]	0.05%
Weighted average years to maturity	[1]	5 months 8 days
Total bank and other borrowings		$ 3,676,033	2,225,253
Unsecured Debt [Member] | Variable Rate Loans [Member]
Short-Term Debt [Line Items]
Weighted average interest rate	[1]	0.03%
Weighted average years to maturity	[1]	2 months 15 days
Total bank and other borrowings		$ 1,909,427	2,035,460
Unsecured Debt [Member] | Non Interest Bearing Loans [Member]
Short-Term Debt [Line Items]
Weighted average interest rate	[1]	0.00%
Total bank and other borrowings			3,589
Corporate Bond Securities [Member] | Secured Bonds Fixed Rate [Member]
Short-Term Debt [Line Items]
Weighted average interest rate	[1]	0.58%
Weighted average years to maturity	[1]	6 years 3 months 25 days
Total bank and other borrowings		$ 1,839,454	$ 1,435,647

[1]	Pertained to information for loans and corporate bonds outstanding as of November 30, 2023.